Cover	Jun. 14, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 14, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	0-17999
Entity Registrant Name	ImmunoGen, Inc.
Entity Central Index Key	0000855654
Entity Tax Identification Number	04-2726691
Entity Incorporation, State or Country Code	MA
Entity Address, Address Line One	830 Winter Street
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	781
Local Phone Number	895-0600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	IMGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false